CAPITAL AND RESERVES (Details 2)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 0.41
Options outstanding, Number outstanding | shares	17,920,000	24,318,500
Options outstanding, Options exercisable	17,920,000	24,318,500
Exercise Price Range 1
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 0.41
Options outstanding, Number outstanding | shares	11,224,000	11,254,000
Options outstanding, Options exercisable	11,224,000	11,254,000
Options outstanding, Weighted average remaining contractual life (years)	2 years 7 months 17 days	3 years 7 months 17 days
Exercise Price Range 2
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 0.99
Options outstanding, Number outstanding | shares	0	6,368,500
Options outstanding, Options exercisable	0	6,368,500
Options outstanding, Weighted average remaining contractual life (years)		8 months 26 days
Exercise Price Range 3
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 2.01
Options outstanding, Number outstanding | shares	6,696,000	6,696,000
Options outstanding, Options exercisable	6,696,000	6,696,000
Options outstanding, Weighted average remaining contractual life (years)	6 months 18 days	1 year 6 months 18 days